EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Summary of Basic Earnings Per Share
	Consolidated
	2023	2022	2021
Profit (loss) attributable to the Company’s controlling shareholders	2,973,731	(2,859,629)	1,047,960
Weighted average of the number of issued common shares	1,385,675,623	1,381,594,182	1,377,932,809
Weighted average treasury shares	(7,806,697)	(9,613,311)	(788,866)
Weighted average of the number of outstanding common shares issued, net of treasured shares	1,377,868,926	1,371,980,871	1,377,143,943
Basic gain (loss) earnings per share - R$	2.1582	(2.0843)	0.7610

Summary of Diluted Earnings Per Share
	Consolidated
	2023	2021
Profit attributable to the Company’s controlling shareholders	2,973,731	1,047,960
Weighted average of the number of issued common shares issued, net of treasured shares	1,377,868,926	1,377,143,943
Adjustment for stock options and restricted shares	6,401,920	19,531,951
Weighted average of the number of ordinary shares for diluted earnings calculation	1,384,270,846	1,396,675,894
Diluted earnings per share – R$	2.1482	0.7503

Summary of basic earnings (loss) per share for the results of discontinued operations
	Consolidated
	2023	2022	2021
Profit (loss) attributable to the Company’s controlling shareholders	5,556,457	(597,655)	90,733
Weighted average of the number of issued common shares	1,385,675,623	1,381,594,182	1,377,932,809
Adjustment for stock options and restricted shares	(7,806,697)	(9,613,311)	(788,866)
Weighted average number of common shares issued, net of treasured shares	1,377,868,926	1,371,980,871	1,377,143,943
Basic profit (loss) per share – R$	4.0326	(0.4365)	0.0659

Summary of diluted earnings per share for the results of discontinued operations
	Consolidated
	2023	2021
Profit attributable to the Company’s controlling shareholders	5,556,457	90,733
Weighted average of the number of issued common shares issued, net of treasured shares	1,377,868,926	1,377,143,943
Weighted average number of treasury shares	6,401,920	19,531,951
Weighted average number of common shares considered to diluted earnings per share	1,384,270,846	1,396,675,894
Diluted earnings per share - R$	4.0139	0.0650